FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
14.	FINANCIAL INSTRUMENTS

The classification of the Company’s financial instruments, as well as their carrying amounts and fair values, are as follows:

	March 31 2019		December 31 2018
	Fair Value	Carrying Value	Fair Value	Carrying Value
	$	$	$	$
Financial Assets
FVTPL
Long-term investment	159,795	159,795	282,509	282,509

Amortized cost
Cash and cash equivalents	15,664,718	15,664,718	36,042,090	36,042,090
Accounts receivable	4,467,563	4,467,563	3,579,271	3,579,271
Due from related parties	15,354,413	15,354,413	14,973,749	14,973,749
Refundable deposits	2,196,391	2,196,391	2,196,391	2,196,391

Financial Liabilities
Amortized cost
Accounts payable and accrued liabilities	12,224,377	12,224,377	9,634,464	9,634,464
Current portion of long-term debt	-	-	2,503,064	2,503,064
Deferred payment	22,308,000	22,308,000	22,226,565	22,226,565
Payable to joint venture	22,500,000	22,500,000	-	-
Due to related parties	3,936,398	3,936,398	1,806,393	1,806,393

The carrying value of the cash and cash equivalents, accounts receivable (excluding statutory receivable balances), due from related parties, refundable deposits, accounts payable and accrued liabilities, current portion of long-term debt, deferred payment, payable to joint venture and amounts due to related parties, approximate the fair value because of the short-term nature of these instruments.

Fair value hierarchy – financial instruments recorded at fair value at the statement of financial position dates are classified using the fair value hierarchy, which reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – Valuation based on quoted prices unadjusted in active markets for identical assets or liabilities.

Level 2 – Valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Valuation techniques using inputs for the asset or liability that are not based on observable market data.

There have been no transfers between fair value levels during the period.

The Company’s financial instruments that are recorded at fair value are presented in the following table:

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	$	$	$	$
As at March 31, 2019

Financial Assets
Long-term investments	100,000	59,795	-	159,795

As at December 31, 2018

Financial Assets
Long-term investments	166,667	115,841	-	282,508

The Company is exposed to varying degrees to a variety of financial instrument related risks:

Currency risk

The Company’s functional and presentation currency is the Canadian dollar and major purchases are transacted in Canadian dollars. As a result, the Company’s exposure to foreign currency risk is minimal.

Credit risk

Credit risk is the risk of an unexpected loss to the Company if a customer or third-party to a financial instrument fails to meet its contractual obligations. The Company’s maximum exposure to credit risk as at March 31, 2019 is the carrying value of its financial assets. The Company’s cash and redeemable short-term investment certificates are largely held in large Canadian financial institutions. The Company does not have any asset backed commercial paper. The Company maintains cash deposits with Schedule A financial institutions, which from time to time may exceed federally insured limits. With regards to receivables, the Company is not exposed to significant credit risk as the Company’s sales are to government bodies or are typically paid at the time of the transaction. The Company provides credit to some of its customers in the normal course of business majority of the trade receivables held are with crown corporations of British Columbia.

Interest rate risk

Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Financial assets and liabilities with variable interest rates expose the Company to cash flow interest rate risk. The Company does not hold any financial liabilities with variable interest rates. The Company does maintain bank accounts and redeemable short-term investment certificates which earn interest at variable rates, but it does not believe it is currently subject to any significant interest rate risk.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. As at March 31, 2019, the Company had negative working capital of $12,927,518 (December 31, 2018 – positive working capital of $27,612,457). The Company’s ability to continue as a going concern is dependent on management’s ability to raise required funding through future equity issuances and through short term borrowing. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.